Decommissioning liability (Tables)	12 Months Ended
Dec. 31, 2021
Decommissioning liability
Schedule of decommissioning liability

	December 31,	December 31,
	2021	2020
	$	$

Balance, beginning of year	22,467	16,894

Liabilities settled during the year	(799)	(405)
Interest cost	478	551
Revisions and new estimated cash flows	(3,994)	5,427
Balance, end of year	18,152	22,467

Less: current portion	1,012	1,260
Long-term decommissioning liability	17,140	21,207

Schedule of key assumptions of calculation of decommissioning liability

	2021		2020
	Mexico	Peru	Mexico	Peru
Estimated undiscounted cash flows ($)	1,261	19,984	1,182	24,297
Discount rate (%)	7.8	7.0	5.6	4.1
Settlement period (years)	3	5-11	4	3-14
Inflation (%)	4.0	2.5	4.0	2.0